COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Nov. 30, 2021	Jan. 17, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current portion of notes payable			$ 7,404,120	$ 6,748,396	$ 10,500
Employment Agreement [Member] | Corey Lambrecht [Member]
Term of agreement		1 year
Renewal term description		If employment is terminated by the upon the occurrence of a Change of Control or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to the Base Salary for a period of six (6) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iii) pay the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iv) pay expense reimbursement amounts through the date of termination.
Annual salary		$ 80,000
Employment Agreement [Member] | Mr. Ralston [Member]
Term of agreement	3 years
Renewal term description	the term of the original employment agreement is extended to November 23, 2023 (automatically be extended for additional three-year periods unless either party has provided written termination at least 90 days prior to the expiration of such Term)
Annual salary	$ 280,000
Increase in living cost percentage	3.00%
Cash retention bonus	$ 5,083,333
Upaid allowances	$ 61,500
Employment Agreement [Member] | Mr. Lambrecht [Member]
Term of agreement	3 years
Annual salary	$ 225,000
Increase in living cost percentage	3.00%
Cash retention bonus percentage	20.00%
Seller Notes Payable [Member]
Current portion of notes payable			$ 750,000	$ 705,764